Note 4 - Property, Plant, and Equipment (Details) - USD ($)		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Aug. 31, 2014	Apr. 01, 2014
Land [Member]
Property, Plant and Equipment, Gross	[1]		$ 500,000	$ 945,180
Land Improvements [Member]
Property, Plant and Equipment, Gross			164,758	164,758
Building [Member]
Property, Plant and Equipment, Gross			3,116,515	3,308,465
Mining Equipment [Member]
Property, Plant and Equipment, Gross			1,697,583	1,684,197	$ 65,120	$ 65,120
Milling Equipment [Member]
Property, Plant and Equipment, Gross			2,702,969	2,620,300
Laboratory Equipment [Member]
Property, Plant and Equipment, Gross			594,451	594,451			$ 109,493
Office Equipment [Member]
Property, Plant and Equipment, Gross			69,625	72,174
Vehicles [Member]
Property, Plant and Equipment, Gross			148,673	148,673
Property, Plant and Equipment, Gross			8,994,574	9,538,198
Less: Accumulated depreciation			3,787,749	2,482,324
Total		$ 4,653,188	$ 5,206,825	$ 7,055,874

[1]	Year 2015 value is the Dragon Mine, with a carrying value of $500,000. Year 2014 value includes the Atlas Mine near Mullan, Idaho with a carrying value of $445,180 (Note 5), and the Dragon Mine with a carrying value of $500,000.